The RBB Fund, Inc.

615 East Michigan Street

Milwaukee, Wisconsin 53202

November 1, 2021

FILED VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	The RBB Fund, Inc. (the “Company”)
File Nos.: 033-20827 and 811-05518

Dear Sir or Madam:

Pursuant to Rule 485(a) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Company is Post-Effective Amendment No. 284 (“PEA 284”) to the Company’s Registration Statement on Form N-1A under the 1933 Act (Amendment No. 289 under the 1940 Act), pertaining to the SGI Small Cap Growth Fund (the "SGI Fund") and Stance Equity ESG Large Cap Core ETF (the "Stance Fund", and together with the SGI Fund, the "Funds").

With respect to the SGI Fund, at a special meeting of shareholders held on May 6, 2021, the shareholders of the SGI Fund (formerly, the Bogle Investment Management Small Cap Growth Fund), a series of the Company approved a new investment advisory agreement between Summit Global Investments, LLC and the Company on behalf of the Fund (the “Reorganization”). Accordingly, the purpose of PEA 284 is to revise the SGI Fund’s Prospectus and Statement of Additional Information to include the effects of the Reorganization.

With respect to the Stance Fund, PEA 284 is being filed solely in order to add prior performance of similarly advised accounts data in the Stance Fund's Prospectus.

Pursuant to Rule 485(a)(1), the Company anticipates that this filing will be effective on December 31, 2021. At or before that time, the Company will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment. The purpose of that filing will be to incorporate any comments made by the Staff on this Amendment, update any missing information and/or file updated exhibits to the Registration Statement.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-5366.

Very truly yours,

/s/ Edward Paz
Edward Paz
Assistant Secretary

Enclosures

cc:	Salvatore Faia, The RBB Fund, Inc.
James Shaw, The RBB Fund, Inc.
Jillian Bosmann, Faegre Drinker Biddle & Reath LLP